Employee Benefits - Summary of Share-based Payment Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Share Based Payments [Abstract]
Total share-based payment expense	$ 12,300	$ 500	$ 9,557	$ 7,966